Schedule of operations lease income recognized (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Equipment leasing income	$ 24,718,821	$ 192,386,583	$ 182,164,539
Equipment Leasing [Member]
Equipment leasing income		$ 3,958,978	$ 5,690,002